CITICORP

First Citicorp Life
Insurance Company

666 Fifth Avenue
3rd Floor/Zone 5
New York, NY 10103

Please address all communication regarding this matter to:
Catherine S. Mulholland, Citicorp Insurance Group,
P.O. Box 7031, Dover, DE 19903.


January 29, 1999

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

		Re:  	First Citicorp Life Insurance Company
			First Citicorp Life Variable Annuity Separate Account
			File No. 33-83354

Dear Commissioners:

	On behalf of First Citicorp Life Insurance Company (the "Company") and First
Citicorp Life Variable Annuity Separate Account (the "Account"), we are
transmitting for filing under Rule 497(e) of the Securities Act of 1933 supplements to the form of prospectus and Statement of Additional Information
("SAI") dated May 1, 1998, used after the effective date of the registration statement on Form N-4 for deferred variable annuity contracts offered by the
Company through the Account.

	If you have any questions, please contact the undersigned at (302) 672-5311.

						Sincerely,


						/s/ Catherine S. Mulholland
						     Catherine S. Mulholland
						     Senior Vice President &
						          General Counsel


Enclosures

	SUPPLEMENT DATED FEBRUARY 1, 1999 TO PROSPECTUS DATED MAY 1, 1998

First Citicorp Life Variable Annuity Separate Account
First Citicorp Life Insurance Company

Individual Flexible Premium Deferred Variable Annuity Contracts

	For all Contracts applied for on or after February 1, 1999, the sections in the prospectus captioned EXPENSE TABLES (page 6) and Mortality and Expense
Risk Charge (pages 13 and 28) are amended to reflect the increase of the mortality and expense risk charge on a current basis from an annual rate of
0.84% of First Citicorp Life Variable Annuity Separate Account ("Separate
Account") net assets to 1.25% of Separate Account net assets (approximately
0.50% for mortality risk and 0.75% for expense risk).  First Citicorp Life
Insurance Company  guarantees that the mortality and expense risk charge will never exceed 1.25% of Separate Account assets on an annual basis.

*     *     *     *     *

The table of "Separate Account Annual Expenses" in the section captioned EXPENSE TABLES on page 6 of the prospectus is revised as follows:

Separate Account Annual Expenses
(as a percentage of average net assets)

		Mortality and Expense Risk Charge		1.25%
		Administration Charge		          		0.15%
		Total Separate Account Expenses		 	1.40%


	The section of the prospectus captioned Examples (page 9) is replaced with the following:

Examples

An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered or annuitized under an annuity option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:

Subaccount				                                  	1 Year	3 Years	5 Years	10 Years
CitiSelect( VIP Folio 200		                    		$92   	$133   	$175   	$306
CitiSelect( VIP Folio 300			                    	$92   	$133   	$175   	$306
CitiSelect( VIP Folio 400			                    	$95   	$142   	$189   	$335
CitiSelect( VIP Folio 500			                    	$95   	$142   	$189   	$335
CitiFundsSM Small Cap Growth VIP Portfolio
   (formerly Landmark Small Cap Equity VIP Fund)	$92   	$133   	$175   	$306
Fidelity VIP Growth Portfolio		                 	$90   	$125   	$162   	$279
Fidelity VIP High Income Portfolio		            	$90   	$126   	$163   	$281
Fidelity VIP Equity Income Portfolio	           	$88	   $122	   $156   	$268
Fidelity VIP Overseas Portfolio		               	$92   	$132   	$173   	$303
Fidelity VIP II Contrafund Portfolio 	          	$90   	$126   	$163   	$281
Fidelity VIP II Index 500 Portfolio		           	$86   	$113   	$141   	$236
AIM V.I. Capital Appreciation Fund	             	$89   	$125   	$161   	$278
AIM V.I. Government Securities Fund	            	$92   	$134   	$177   	$311
AIM V.I. Growth Fund			                         	$89   	$122   	$157   	$270
AIM V.I. International Equity Fund	             	$92   	$134   	$177   	$311
AIM V.I. Value Fund			                          	$92   	$134   	$177   	$311
AIM V.I. Growth and Income Fund	                	$92   	$132   	$173   	$303
MFS World Governments Series		                  	$92   	$134   	$177   	$311
MFS Money Market Series		                       	$89   	$122   	$157   	$270
MFS Bond Series			                             		$92   	$134   	$177   	$311
MFS Total Return Series			                      	$92   	$134   	$177   	$311
MFS Research Series			                          	$92   	$132   	$173   	$303
MFS Emerging Growth Series		                    	$92   	$131   	$172   	$301

2. If the Contract is annuitized under an annuity option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:

Subaccount				                                  	1 Year	3 Years	5 Years	10 Years
CitiSelect VIP Folio 200		                     		$28   	$85    	$144   	$306
CitiSelect VIP Folio 300		                     		$28   	$85    	$144   	$306
CitiSelect VIP Folio 400			                     	$31   	$94    	$160   	$335
CitiSelect VIP Folio 500			                     	$31   	$94    	$160   	$335
CitiFunds Small Cap Growth VIP Portfolio
   (formerly Landmark Small Cap Equity VIP Fund)	$28   	$85    	$144   	$306
Fidelity VIP Growth Portfolio		                 	$25   	$77    	$131   	$279
Fidelity VIP High Income Portfolio		            	$25   	$77    	$132   	$281
Fidelity VIP Equity Income Portfolio	           	$24   	$73    	$125   	$268
Fidelity VIP Overseas Portfolio		               	$27   	$84    	$143   	$303
Fidelity VIP II Contrafund Portfolio	           	$25   	$77    	$132	   $281
Fidelity VIP II Index 500 Portfolio		           	$21   	$64    	$110   	$236
AIM V.I. Capital Appreciation Fund	             	$25   	$76    	$131   	$278
AIM V.I. Government Securities Fund	            	$28   	$86    	$147   	$311
AIM V.I. Growth Fund			                         	$24   	$74    	$126   	$270
AIM V.I. International Equity Fund	             	$28   	$86    	$147   	$311
AIM V.I. Value Fund			                          	$28   	$86    	$147   	$311
AIM V.I. Growth and Income Fund	                	$27   	$84    	$143   	$303
MFS World Governments Series		                  	$28   	$86    	$147   	$311
MFS Money Market Series		                       	$24   	$74    	$126   	$270
MFS Bond Series				                             	$28	   $86	    $147   	$311
MFS Total Return Series			                      	$28	   $86    	$147   	$311
MFS Research Series			                          	$27   	$84    	$143   	$303
MFS Emerging Growth Series		                    	$27   	$83    	$142   	$301

3. If the Contract is not surrendered or annuitized at the end of the applicable time period:

Subaccount				                                  	1 Year	3 Years	5 Years	10 Years
CitiSelect VIP Folio 200			                     	$28   	$85    	$144   	$306
CitiSelect VIP Folio 300			                     	$28   	$85    	$144   	$306
CitiSelect VIP Folio 400			                     	$31   	$94    	$160   	$335
CitiSelect VIP Folio 500			                     	$31   	$94    	$160   	$335
CitiFunds Small Cap Growth VIP Portfolio
   (formerly Landmark Small Cap Equity VIP Fund)	$28   	$85    	$144   	$306
Fidelity VIP Growth Portfolio		                 	$25   	$77    	$131   	$279
Fidelity VIP High Income Portfolio		            	$25   	$77    	$132   	$281
Fidelity VIP Equity Income Portfolio	           	$24	   $73	    $125	   $268
Fidelity VIP Overseas Portfolio		               	$27   	$84    	$143   	$303
Fidelity VIP II Contrafund Portfolio	           	$25   	$77    	$132   	$281
Fidelity VIP II Index 500 Portfolio		           	$21   	$64    	$110   	$236
AIM V.I. Capital Appreciation Fund	             	$25   	$76    	$131   	$278
AIM V.I. Government Securities Fund	            	$28   	$86    	$147   	$311
AIM V.I. Growth Fund			                         	$24   	$74    	$126   	$270
AIM V.I. International Equity Fund	             	$28   	$86    	$147   	$311
AIM V.I. Value Fund			                          	$28   	$86    	$147   	$311
AIM V.I. Growth and Income Fund	                	$27   	$84    	$143   	$303
MFS World Governments Series		                  	$28   	$86	    $147	   $311
MFS Money Market Series		                       	$24   	$74    	$126   	$270
MFS Bond Series				                             	$28   	$86    	$147   	$311
MFS Total Return Series		                      		$28   	$86    	$147   	$311
MFS Research Series			                          	$27   	$84    	$143   	$303
MFS Emerging Growth Series		                    	$27   	$83    	$142   	$301
__________________________

The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the Annual Contract Fee is $30 and that the average Contract Value is $10,000, which translates the Annual Contract Fee into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.
______

The section in the prospectus captioned Mortality and Expense Risk Charge (page 13) is replaced with the following:

Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the assets of the Separate Account at an annual rate of 1.25% (approximately 0.50% for mortality risk and 0.75% for expense risks). We reserve the right to change this charge in the future but guarantee it will not exceed 1.25% per annum. (See "Mortality and Expense Risk Charge" on page 28.)

	The first paragraph of the section in the prospectus captioned Mortality and
Expense Risk Charge (page 28) is replaced with the following:

To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Separate Account. This charge is currently 1.25% (approximately 0.50% for mortality risk and 0.75% for expense risk), which is equivalent to a daily rate of 0.0034246%. We guarantee that this charge will never exceed the current 1.25% of Separate Account assets on an annual basis.

The section in the prospectus captioned Distribution of the Contracts (page
36) is amended to state that we may pay sales commissions to broker-dealers up to an amount equal to 7.00% of the purchase payments paid under a Contract.

	SUPPLEMENT DATED FEBRUARY 1, 1999 TO PROSPECTUS DATED MAY 1, 1998

First Citicorp Life Variable Annuity Separate Account
First Citicorp Life Insurance Company

Individual Flexible Premium Deferred Variable Annuity Contracts

The section captioned Distribution of the Contracts (page 36) is amended to state that we may pay sales commissions to broker-dealers up to an amount equal to 7.00% of the purchase payments paid under a Contract.

SUPPLEMENT DATED FEBRUARY 1, 1999 TO
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

First Citicorp Life Variable Annuity Separate Account
Citicorp Life Insurance Company

Individual Flexible Premium Deferred Variable Annuity Contracts



	For all Contracts applied for on or after February 1, 1999, the second paragraph of the section of the statement of additional information entitled Adjusted Historic Portfolio Performance Data (page 14) is amended to reflect that for purposes of calculating the Adjusted Historic Portfolio Average Annual Total Returns and the Adjusted Historic Portfolio Cumulative Total Returns, First Citicorp Life Insurance Company deducts a mortality and expense risk charge equal to 1.25% of annual net assets (except that for the period March 2, 1998 through January 31, 1999, we deducted a mortality and expense risk charge of 0.84% of annual net assets), a daily administration fee equal to 0.15% of annual net assets, the $30 annual contract fee and the applicable surrender charge.